INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN CAPITAL DEFICIENCY (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Share capital and additional paid in capital [Member]	Jun. 30, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Jun. 30, 2012 Accumulated deficit [Member]	Jun. 30, 2012 Accumulated other Comprehensive Income [Member]	Jun. 30, 2012 Treasury shares [Member]	Dec. 31, 2011 Treasury shares [Member]
BALANCE	$ (4,115)	$ 360,190	$ 3,588	$ 3,588	$ (362,454)	$ 205	$ (5,644)	$ (5,644)
BALANCE, shares	22,761,256	22,761,000
Net loss for the period	(5,867)				(5,867)
Compensation related to employee stock option grants	280	280
Unrealized gains on available-for-sale marketable securities, net	1,023					1,023
Exercise of options granted to employees
Exercise of options granted to employees, shares		8,000
BALANCE	$ (8,679)	$ 360,470	$ 3,588	$ 3,588	$ (368,321)	$ 1,228	$ (5,644)	$ (5,644)
BALANCE, shares	22,769,019	22,769,000